COMMITMENTS - Narrative (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Disclosure of commitments [line items]
Commitments in relation to associates	$ 447	$ 520
Commitments in relation to joint ventures	2,141	1,550
Provision of guarantees or collateral by entity, third party transactions	220	266
Commitments in relation to associates within sureties, guaranteed, LOC, pledges and other collateral	392	419
Supply commitment, remaining minimum amount committed	322	286
Tameh
Disclosure of commitments [line items]
Commitments in relation to joint ventures	1,334	1,481
Enerfos
Disclosure of commitments [line items]
Commitments in relation to joint ventures	750
Associates [member]
Disclosure of commitments [line items]
Provision of guarantees or collateral by entity, related party transactions	11	13
Joint ventures
Disclosure of commitments [line items]
Commitments in relation to joint ventures	155	164
Provision of guarantees or collateral by entity, related party transactions	989	1,022
Joint ventures | Calvert
Disclosure of commitments [line items]
Provision of guarantees or collateral by entity, related party transactions	377	406
Joint ventures | Al Jubail
Disclosure of commitments [line items]
Provision of guarantees or collateral by entity, related party transactions	399	$ 382
Asset-Based Revolving Credit Facility | Operating Subsidiaries | South Africa
Disclosure of commitments [line items]
Debt instrument, collateral amount	208
Debt instrument, ceded bank accounts to secure environmental obligations, true sale of receivables programs and revolving base finance facility	$ 134